Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 416,092	$ 545,472
Accounts receivable, net		948,112	582,640
Inventories		307,088	311,425
Prepaid expenses and other current assets		2,735,124	1,259,867
Total current assets		9,678,631	5,396,923
Non-current assets:
Property and equipment, net		4,019,528	3,665,754
Operating lease right-of-use assets, net		1,575,515	746,200
Finance lease right-of-use assets, net		174,899	185,718
Intangible assets, net		196,954	198,794
Long-term investments		72,810	186,322
Other non-current assets		216,715	57,275
Total non-current assets		7,058,519	5,767,954
TOTAL ASSETS		16,737,150	11,164,877
Current liabilities
Bank overdrafts		420,792	458,275
Deferred revenue		154,800	36,952
Accounts payable		249,119	562,304
Notes payable		751,520	48,075
Income tax payable		15,497	18,133
Current portion of long-term bank loans		96,560	72,579
Operating lease liabilities, current		686,877	656,536
Finance lease liabilities, current		40,094	35,265
Accrued expenses and other current liabilities		686,720	713,130
Liability related to sale of future receivable		1,109,467
Total current liabilities		4,591,502	2,778,324
Non-current liabilities
Long-term bank loans		1,951,552	1,812,131
Operating lease liabilities, non-current		901,781	186,286
Finance lease liabilities, non-current		61,502	92,197
Deferred tax liabilities		94,786	90,279
Total non-current liabilities		3,009,621	2,180,893
TOTAL LIABILITIES		7,601,123	4,959,217
Equity
Ordinary shares (par value of $0.00001 per share; 5,000,000,000 shares authorized, 18,000,000 and 21,950,000 issued and outstanding, as of December 31, 2024 and 2025, respectively)*	[1]	220	180
Additional paid-in capital		9,630,942	4,669,382
Subscription receivables		(180)	(180)
Retained earnings		(1,036,635)	1,648,144
Accumulated other comprehensive (loss)/income		537,424	(111,866)
CCH Holding Ltd’s shareholders’equity		9,131,771	6,205,660
Non-controlling interests		4,256
Total shareholder’s equity		9,136,027	6,205,660
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		16,737,150	11,164,877
Related Party
Current assets:
Amount due from related parties, current	[2]	5,272,215	2,697,519
Non-current assets:
Amounts due from related parties, non-current		802,098	727,891
Current liabilities
Amounts due to related parties, current		$ 380,056	$ 177,075

[1]	The share and per share information are presented on a retrospective basis to reflect the Reorganization and Share Surrender (collectively “Recapitalization”) completed on June 5, 2025 and September 5, 2025, respectively. (Note 1 (b))
[2]	The balance of amounts due from related parties, current mainly includes interest-free loans which are due on demand and receivables arising from sales transactions with related parties.